Concentrations of Credit Risk and Major Customers (Details) - Schedule of accounts receivable - Accounts Receivable [Member]	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Accounts Receivable [Abstract]
Four largest receivable balances	90.50%	88.10%
Customer B [Member]
Schedule of Accounts Receivable [Abstract]
Four largest receivable balances	31.70%	23.30%
Customer A [Member]
Schedule of Accounts Receivable [Abstract]
Four largest receivable balances	30.20%	30.30%
Customer D [Member]
Schedule of Accounts Receivable [Abstract]
Four largest receivable balances	14.50%	12.50%
Customer C [Member]
Schedule of Accounts Receivable [Abstract]
Four largest receivable balances	14.10%	22.00%